LONG TERM INVESTMENTS - Equity method investments (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)	May 31, 2020 HKD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investements	$ 424,333
Investment loss	40,625
Ocean Joy
Schedule of Equity Method Investments [Line Items]
Equity method investements	$ 424,333
Investment amount		$ 462,276	$ 3,600,000
Percentage of ownership investment		30.00%	30.00%